MERGER	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
MERGER
Merger

NOTE 6. MERGER

On January 15, 2021, the Company, Life Newco II, PHPM, and Dr. Rich, as Representative, entered into the Merger Agreement, pursuant to which, the Company acquired all of the equity of PHPM. Under the terms of the Merger Agreement, Life Newco II merged with and into PHPM, with PHPM surviving as a wholly-owned subsidiary of the Company.

As consideration for the Merger, the stockholders of PHPM received (i) 1,892,905 shares of Company common stock, and (ii) 10,232 shares of the Company’s Series B convertible preferred stock (“Series B Stock”), which were convertible into up to an aggregate of 10,232,000 shares of common stock (collectively, the “Merger Consideration”). To satisfy the Company’s post-closing rights to closing adjustments and indemnification by PHPM and the former stockholders of PHPM pursuant to the Merger Agreement, 1,212,492 shares of common stock issuable upon conversion of the Series B Stock, which represented approximately 10% of the Merger Consideration, are subject to holdback restrictions for 24 months following closing of the transaction (the “Holdback Shares”).

Pursuant to the Merger Agreement, the Company’s Board of Directors, at its annual meeting of stockholders held on June 10, 2021, recommended to the Company’s stockholders, and the stockholders approved, the conversion of the Series B Stock pursuant to the Certificate of Designation. As a result, each share of Series B Stock automatically converted into (i) 881.5 shares of common stock, and (ii) the right to receive up to 118.5 Holdback Shares, to be delivered 24 months after the date of issuance of the Series B Stock, subject to reduction for indemnification claims.

Pursuant to the terms of the Merger Agreement, on February 25, 2021, the Board appointed three directors designated by the PHPM representative to serve on the Board: Dr. Rich, the co-founder and Chief Executive Officer and a stockholder of PHPM, and Drs. Michael Davidson and Declan Doogan. In connection with the closing of the Merger, Dr. Rich also was appointed Chief Medical Officer of the Company.

The Company evaluated this acquisition in accordance with ASC 805, Business Combinations, to determine whether the assets and operations of PHPM met the definition of a business. Included in the in-process research and development project is the historical know-how, formula protocols, designs, and procedures expected to be needed to complete the related phase of testing. The Company concluded that the in-process research and development project is an identifiable intangible asset that would be accounted for as a single asset in a business combination. The Company also qualitatively concluded that there is no fair value associated with the clinical research organization contract and the clinical manufacturing organization contract because the services are being provided at market rates and could be provided by multiple vendors in the marketplace. Therefore, all of the consideration in the transaction was allocated to the in-process research and development project. As such, the Company concluded that substantially all of the fair value of the gross assets acquired was concentrated in the single in-process research and development asset and the set was not a business.

The Company is furthering the clinical development of the acquired asset in an upcoming Phase 3 clinical trial for the treatment of patients with PAH. Although the acquired asset may have utility in other patient populations, future development decisions for the acquired asset will be contingent upon the results of the contemplated Phase 3 program for PAH. As such, the acquired asset does not have an alternative future use at the acquisition date. In accordance with ASC 730, Research and Development, the Company concluded the entire Purchase Price for the asset acquisition was an expense on the acquisition date.

The consideration transferred, assets acquired and liabilities assumed were recognized as follows:

Fair value of shares of Common Stock issued	$3,369,371
Fair Value of Series B Convertible Preferred Stock issued at closing	18,212,960
Total fair value of consideration transferred	$21,582,331

Tangible assets acquired	$-
Accounts payable assumed	(150,000)
Total identifiable net assets	(150,000)
IPR&D expense recognized	21,732,331
Total fair value of consideration	$21,582,331

NOTE E-MERGER

On January 15, 2021, the Company, Life Newco II, PHPM, and Dr. Rich, as Representative, entered into the Merger Agreement, pursuant to which, the Company acquired all of the equity of PHPM. Under the terms of the Merger Agreement, Life Newco II merged with and into PHPM, with PHPM surviving as a wholly-owned subsidiary of the Company.

As consideration for the Merger, the stockholders of PHPM received (i) 1,892,905 shares of Company common stock, and (ii) 10,232 shares of the Company’s Series B convertible preferred stock (“Series B Stock”), which were convertible into up to an aggregate of 10,232,000 shares of common stock (collectively, the “Merger Consideration”). To satisfy the Company’s post-closing rights to closing adjustments and indemnification by PHPM and the former stockholders of PHPM pursuant to the Merger Agreement, 1,212,492 shares of common stock issuable upon conversion of the Series B Stock, which represented approximately 10% of the Merger Consideration, are subject to holdback restrictions for 24 months following closing of the transaction (the “Holdback Shares”).

Pursuant to the Merger Agreement, the Company’s Board of Directors, at its annual meeting of stockholders held on June 10, 2021, recommended to the Company’s stockholders, and the stockholders approved, the conversion of the Series B Stock pursuant to the Certificate of Designation. As a result, each share of Series B Stock automatically converted into (i) 881.5 shares of common stock, and (ii) the right to receive up to 118.5 Holdback Shares, to be delivered 24 months after the date of issuance of the Series B Stock, subject to reduction for indemnification claims.

Pursuant to the terms of the Merger Agreement, on February 25, 2021, the Board appointed three directors designated by the PHPM representative to serve on the Board, Dr. Rich, the co-founder and Chief Executive Officer and a stockholder of PHPM, and Drs. Michael Davidson and Declan Doogan. In connection with the closing of the Merger, Dr. Rich also was appointed Chief Medical Officer of the Company.

The Company evaluated this acquisition in accordance with ASC 805, Business Combinations, to determine whether the assets and operations of PHPM met the definition of a business. Included in the in-process research and development project is the historical know-how, formula protocols, designs, and procedures expected to be needed to complete the related phase of testing. The Company concluded that the in-process research and development project is an identifiable intangible asset that would be accounted for as a single asset in a business combination. The Company also qualitatively concluded that there is no fair value associated with the clinical research organization contract and the clinical manufacturing organization contract because the services are being provided at market rates and could be provided by multiple vendors in the marketplace. Therefore, all of the consideration in the transaction was allocated to the in-process research and development project. As such, the Company concluded that substantially all of the fair value of the gross assets acquired was concentrated in the single in-process research and development asset and the set was not a business.

The Company is planning to use the acquired asset to further its clinical development in an upcoming phase 3 clinical trial for the treatment of patients with PAH. Although the acquired asset may have utility in other patient populations, future development decisions for the acquired asset will be contingent upon the results of the contemplated phase 3 program for PAH. As such, the acquired asset does not have an alternative future use at the acquisition date. In accordance with ASC 730, Research and Development, the Company concluded the entire Purchase Price for the asset acquisition was an expense on the acquisition date.

The consideration transferred, assets acquired and liabilities assumed were recognized as follows:

Fair value of shares of Common Stock issued	$3,369,371
Fair Value of Series B Convertible Preferred Stock issued at closing	18,212,960
Total fair value of consideration transferred	$21,582,331

Tangible assets acquired	$-
Accounts payable assumed	(150,000)
Total identifiable net assets	(150,000)
IPR&D expense recognized	21,732,331
Total fair value of consideration	$21,582,331